COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2015
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
Aggregate Minimum Rental Commitments Under the Non-Cancelable Rent Agreements
2016	$711
2017	668
2018	555

Total	$1,934